Wilson Bank Holding Company - Parent Company Financial Information - Statements of Changes in Stockholders' Equity - Parent Company Only - Additional Information (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Parent Company Only Financial Information [Line Items]
Cash dividends declared, per shares (in dollars per share)	$ 0.65	$ 0.60	$ 0.60
Shares of stock pursuant to dividend reinvestment plan	72,543	69,289	73,411
Shares of stock pursuant to exercise of stock options	7,633	6,144	5,973
Net change in fair value of available-for-sale securities, tax	$ (106)	$ 2,245	$ (4,261)
Repurchase of common shares		2,053
Common Stock
Parent Company Only Financial Information [Line Items]
Shares of stock pursuant to dividend reinvestment plan	72,543	69,289	73,411
Shares of stock pursuant to exercise of stock options	7,633	6,144	5,973
Repurchase of common shares		2,053
Additional Paid-In Capital
Parent Company Only Financial Information [Line Items]
Shares of stock pursuant to dividend reinvestment plan	72,543	69,289	73,411
Shares of stock pursuant to exercise of stock options	7,633	6,144	5,973
Repurchase of common shares		2,053
Retained Earnings
Parent Company Only Financial Information [Line Items]
Cash dividends declared, per shares (in dollars per share)	$ 0.65	$ 0.60	$ 0.60
Net Unrealized Gain (Loss) On Available-For-Sale Securities
Parent Company Only Financial Information [Line Items]
Net change in fair value of available-for-sale securities, tax	$ (106)	$ 2,245	$ (4,261)
Wilson Bank Holding Company [Member]
Parent Company Only Financial Information [Line Items]
Cash dividends declared, per shares (in dollars per share)	$ 0.65	$ 0.60	$ 0.60
Shares of stock pursuant to dividend reinvestment plan	72,543	69,289	73,411
Shares of stock pursuant to exercise of stock options	7,633	6,144	5,973
Net change in fair value of available-for-sale securities, tax	$ 106	$ 2,245	$ 4,261
Repurchase of common shares		2,053
Wilson Bank Holding Company [Member] | Common Stock
Parent Company Only Financial Information [Line Items]
Shares of stock pursuant to dividend reinvestment plan	72,543	69,289	73,411
Shares of stock pursuant to exercise of stock options	7,633	6,144	5,973
Repurchase of common shares		2,053
Wilson Bank Holding Company [Member] | Additional Paid-In Capital
Parent Company Only Financial Information [Line Items]
Shares of stock pursuant to dividend reinvestment plan	72,543	69,289	73,411
Shares of stock pursuant to exercise of stock options	7,633	6,144	5,973
Repurchase of common shares		2,053
Wilson Bank Holding Company [Member] | Retained Earnings
Parent Company Only Financial Information [Line Items]
Cash dividends declared, per shares (in dollars per share)	$ 0.65	$ 0.60	$ 0.60
Wilson Bank Holding Company [Member] | Net Unrealized Gain (Loss) On Available-For-Sale Securities
Parent Company Only Financial Information [Line Items]
Net change in fair value of available-for-sale securities, tax	$ 106	$ 2,245	$ (4,261)